Warrant Liabilities - Schedule of Fair Value of the Warrant Liabilities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Exchange Listing [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Share price (in Dollars per share)	$ 2.26	$ 2.26
Exercise price / warrant (in Dollars per share)	$ 4	$ 4
Expected volatility	130.14%	130.14%
Dividend yield
Expected term (years)	4.24 years	4.24 years
Annual risk-free interest rate	3.918%	3.918%
Series A [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Share price (in Dollars per share)	$ 1.08	$ 1.08
Exercise price / warrant (in Dollars per share)	$ 1.25	$ 1.25
Expected volatility	236.94%	236.94%
Dividend yield
Expected term (years)	4.00 years	4.00 years
Annual risk-free interest rate	3.918%	3.918%
Series B [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Share price (in Dollars per share)	$ 1.08	$ 1.08
Exercise price / warrant (in Dollars per share)	$ 1.25	$ 1.25
Expected volatility	236.94%	236.94%
Dividend yield
Expected term (years)	0.5 years	0.5 years
Annual risk-free interest rate	3.918%	3.918%
Alumni Capital – Convertible notes detachable warrant [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Share price (in Dollars per share)	$ 0.53
Exercise price / warrant (in Dollars per share)	$ 0.359
Expected volatility	178.65%
Dividend yield
Expected term (years)	1.00 year
Annual risk-free interest rate	4.15%
Alumni Capital – ELOC detachable warrant [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Share price (in Dollars per share)	$ 0.53
Exercise price / warrant (in Dollars per share)	$ 0.57
Expected volatility	178.65%
Dividend yield
Expected term (years)	1.58 years
Annual risk-free interest rate	4.15%